Related party transactions - Summary of related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Services Provided to Related Parties [Member]
Amount of related party transactions	¥ 88,631	¥ 36,789	¥ 67,014
Services and Automobiles Purchased from Related Parties [Member]
Amount of related party transactions	111,966	137,045	184,496
JD [Member] | Marketing And Promotion Services Purchased From JD [Member]
Amount of related party transactions	53,033	57,063	40,411
Other Related Party [Member] | Services Provided To Other Related Parties [Member]
Amount of related party transactions	781	160	381
Other Related Party [Member] | Services Purchased From Other Related Parties [Member]
Amount of related party transactions	26,675	17,708	31,155
Anxinbao [Member] | Other transaction services provided to Anxinbao
Amount of related party transactions	768	6,000	14,183
JZG [Member] | Used car valuation services purchased from JZG
Amount of related party transactions	0	20,656	14,400
Chetuan [Member] | Automobile Transaction Services Provided to Chetuan [Member]
Amount of related party transactions	0	0	9,830
TTP Car [Member] | Advertising Services Provided To TTP [Member]
Amount of related party transactions	4,016	0	15,260
Eclicks [Member] | Advertising Services Purchased From Eclicks [Member]
Amount of related party transactions	30,516	36,434	98,530
NIO INC [Member] | Automobiles Purchased From NIO [Member]
Amount of related party transactions	1,742	5,184	0
NIO INC [Member] | Advertising Services Provided To NIO [Member]
Amount of related party transactions	¥ 83,066	¥ 30,629	¥ 27,360